Condensed Consolidating Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidating Financial Information
Revenues	$ 316,788	$ 341,091
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	152,866	157,048
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	106,578	107,917
Depreciation and amortization	43,355	45,228
Impairment of goodwill, continuing operations	255,599	0
Restructuring, acquisition and integration-related costs	11,262	3,521
Total operating costs and expenses	569,660	313,714
Income (loss) from operations	(252,872)	27,377
Interest expense and other, net	(14,556)	(15,758)
Equity in losses of subsidiaries	0	0
Income (loss) before income taxes	(267,428)	11,619
Income tax (provision) benefit	32,118	(3,647)
Income (loss) from continuing operations	(235,310)	7,972
Loss from discontinued operations, net of tax	(1,105)	(709)
Net income (loss)	(236,415)	7,263
Comprehensive income (loss)	(236,414)	7,277
Parent
Condensed Consolidating Financial Information
Revenues	77,102	89,893
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	26,216	29,014
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	22,065	24,042
Depreciation and amortization	1,620	1,925
Impairment of goodwill, continuing operations	0
Restructuring, acquisition and integration-related costs	3,552	1,786
Total operating costs and expenses	53,453	56,767
Income (loss) from operations	23,649	33,126
Interest expense and other, net	(6,729)	(6,474)
Equity in losses of subsidiaries	(24,905)	(13,795)
Income (loss) before income taxes	(7,985)	12,857
Income tax (provision) benefit	(10,888)	(9,414)
Income (loss) from continuing operations	(18,873)	3,443
Loss from discontinued operations, net of tax	0	0
Net income (loss)	(18,873)	3,443
Comprehensive income (loss)	(18,872)	3,457
Guarantor Subsidiaries
Condensed Consolidating Financial Information
Revenues	241,918	253,018
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	128,882	129,854
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	84,513	83,875
Depreciation and amortization	41,735	43,303
Impairment of goodwill, continuing operations	0
Restructuring, acquisition and integration-related costs	7,710	1,735
Total operating costs and expenses	262,840	258,767
Income (loss) from operations	(20,922)	(5,749)
Interest expense and other, net	(7,827)	(9,284)
Equity in losses of subsidiaries	0	0
Income (loss) before income taxes	(28,749)	(15,033)
Income tax (provision) benefit	3,850	2,420
Income (loss) from continuing operations	(24,899)	(12,613)
Loss from discontinued operations, net of tax	(6)	(1,182)
Net income (loss)	(24,905)	(13,795)
Comprehensive income (loss)	(24,905)	(13,795)
Consolidations and Eliminations
Condensed Consolidating Financial Information
Revenues	(2,232)	(1,820)
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	(2,232)	(1,820)
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	0	0
Depreciation and amortization	0	0
Impairment of goodwill, continuing operations	255,599
Restructuring, acquisition and integration-related costs	0	0
Total operating costs and expenses	253,367	(1,820)
Income (loss) from operations	(255,599)	0
Interest expense and other, net	0	0
Equity in losses of subsidiaries	24,905	13,795
Income (loss) before income taxes	(230,694)	13,795
Income tax (provision) benefit	39,156	3,347
Income (loss) from continuing operations	(191,538)	17,142
Loss from discontinued operations, net of tax	(1,099)	473
Net income (loss)	(192,637)	17,615
Comprehensive income (loss)	$ (192,637)	$ 17,615